Note 15 - Related Party Transactions	12 Months Ended
Nov. 30, 2022
Statement Line Items [Line Items]
Disclosure of related party [text block]
15.	Related Party Transactions

15.1	Related Party Transactions

Related party transactions not disclosed elsewhere in the consolidated financial statements are as follows:

●

During the year ended November 30, 2022, the Company incurred $nil (year ended November 30, 2021: $21) in consulting fees for corporate development consulting services paid to a direct family member of its Chairman. The fees paid were for business development services, including introducing the Company to various parties in the areas of project generation, corporate finance groups and potential strategic partners, and are within industry standards. $Nil was payable to such related party as at November 30, 2022 and 2021. The Company also granted Options to the related party and the fair value of the Options recognized as expense during the year ended November 30, 2022 was $1 (year ended November 30, 2021: $23), using the Black-Scholes option pricing model.

●

During the year ended November 30, 2022, the Company incurred $131 (year ended November 30, 2021: $32) in general and administrative expenses related to website design, video production, website hosting services and marketing services paid to Blender Media Inc., a company controlled by a direct family member of its Chairman. $Nil was payable to such related party as at November 30, 2022 and 2021.

Related party transactions are based on the amounts agreed to by the parties. During the year ended November 30, 2022, the Company did not enter into any contracts or undertake any commitment or obligation with any related parties other than as disclosed herein.

15.2	Transactions with Key Management Personnel

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity and include management and directors' fees and share-based compensation, which are described below for the year ended November 30, 2022:

	For the year ended
	November 30,
	2022	2021
	($)	($)
Management fees	265	178
Director and officer fees	562	320
Share-based compensation	1,219	1,267
Total	2,046	1,765

As at November 30, 2022, $170 was payable to key management personnel for services provided to the Company ( November 30, 2021: $21). Compensation is comprised entirely of salaries, fees and similar forms of remuneration and directors' fees. Management includes the Chief Executive Officer and the Chief Financial Officer.